Consolidated Statements of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
NON-CURRENT ASSETS
Property, plant and equipment	¥ 1,702,813	¥ 1,739,545
Investments in associates and joint ventures	81,159	78,967
Available-for-sale financial assets	1,917	2,011
Advance operating lease payments	73,896	71,353
Intangible and other non-current assets	92,941	102,750
Deferred tax assets	26,724	20,360
TOTAL NON-CURRENT ASSETS	1,979,450	2,014,986
CURRENT ASSETS
Inventories	144,669	146,865
Accounts receivable	53,143	47,315
Prepayments and other current assets	72,014	77,583
Notes receivable	19,215	11,285
Time deposits with maturities over three months but within one year	13,344	686
Cash and cash equivalents	122,777	97,931
TOTAL CURRENT ASSETS	425,162	381,665
CURRENT LIABILITIES
Accounts payable and accrued liabilities	343,819	310,680
Income taxes payable	9,533	8,743
Other taxes payable	47,898	36,456
Short-term borrowings	175,417	143,384
TOTAL CURRENT LIABILITIES	576,667	499,263
NET CURRENT LIABILITIES	(151,505)	(117,598)
TOTAL ASSETS LESS CURRENT LIABILITIES	1,827,945	1,897,388
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Share capital	183,021	183,021
Retained earnings	712,437	711,197
Reserves	298,062	294,806
TOTAL EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	1,193,520	1,189,024
NON-CONTROLLING INTERESTS	187,799	183,711
TOTAL EQUITY	1,381,319	1,372,735
NON-CURRENT LIABILITIES
Long-term borrowings	289,858	372,887
Asset retirement obligations	131,546	125,392
Deferred tax liabilities	12,660	13,640
Other long-term obligations	12,562	12,734
TOTAL NON-CURRENT LIABILITIES	446,626	524,653
TOTAL EQUITY AND NON-CURRENT LIABILITIES	¥ 1,827,945	¥ 1,897,388